Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Federal Income Tax Status
Federal Income Tax Status

Note 5–Federal Income Tax Status

The Internal Revenue Service (“IRS”) informed the Company by a letter dated July 6, 2016, that the Plan and related trust were designed in accordance with the applicable provisions of the IRC. The Plan has since been amended; however, the Company believes the Plan is designed and being operated in compliance with the applicable provisions of the IRC.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken uncertain tax positions that more likely than not would not be sustained upon examination by the IRS or other applicable taxing authorities. The Plan administrator has analyzed tax positions taken by the Plan and has concluded that, as of December 31, 2025 and 2024, there are no uncertain tax positions taken that would require recognition of a liability or that would require disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits in progress for any tax periods.